INVESTMENTS IN LOAN POOL PARTICIPATIONS	12 Months Ended
Dec. 31, 2012
Investment in Loan Pool Participation [Abstract]
INVESTMENTS IN LOAN POOL PARTICIPATIONS
INVESTMENTS IN LOAN POOL PARTICIPATIONS

As of December 31, 2012 and 2011, the Company's investment in loan pool participations totaled $95.6 million and $90.0 million, respectively.

The Company's largest loan pool, which is secured by real estate primarily located in the United Kingdom (the “UK Loan Pool”), had a balance of $60.4 million and $60.0 million as of December 31, 2012 and 2011, respectively. In 2011, Kennedy Wilson, along with institutional partners, acquired this loan portfolio consisting of 58 performing loans. The 58 loans were secured by more than 170 properties comprised of the following product types: office, multifamily, retail, industrial, hotel and land. Kennedy Wilson, through a 50/50 joint venture with one of its partners, acquired a 25% participation interest in the pool for $440.9 million, of which $323.4 million was funded with debt that matures in October 2014. As of December 31, 2012, the unpaid principal balance of the loans were $765.8 million due to collections of $1.4 billion through December 31, 2012, representing 65% of the pool. As a result of the positive performance of the loan pool, the venture level debt had been paid down to $25.8 million as of December 31, 2012. Kennedy Wilson expects to accrete $23.0 million in interest income on the UK Loan Pool over the total estimated collection period (excluding asset management fees).

The following table represents the demographics of the Company's investment in the loan pools including the initial unpaid principal balance ("UPB") and the UPB as of December 31, 2012.

		Unpaid Principal Balance		Kennedy		Expected
				Wilson	Investment	accretion over
Acquisition			December 31,	initial equity	balance at	total estimated	Accreted
date	Location	Initial	2012	invested	12/31/12	collection period	to date
February 2010	Western U.S.	$342,395,000	$20,288,000	$11,154,000	2,486,000	$4,780,000	$4,748,000
December 2010	Western U.S.	82,469,000	8,960,000	5,000,000	1,016,000	2,039,000	2,031,000
April 2012	Western U.S.	43,383,000	10,561,000	30,900,000	8,142,000	3,623,000	2,898,000
August 2012	Ireland	477,169,000	476,353,000	7,032,000	7,610,000	1,025,000	96,000
November 2011	United Kingdom	2,111,326,000	765,769,000	61,200,000	60,353,000	22,977,000	9,445,000
December 2012	United Kingdom	232,254,000	232,254,000	16,012,000	15,994,000	643,000	—
		$3,288,996,000	$1,514,185,000	$131,298,000	$95,601,000	$35,087,000	$19,218,000

The following table presents the interest income and foreign currency gain and (loss) recognized by Kennedy Wilson during the years ended December 31, 2012, 2011 and 2010 in each of the loan pools that were outstanding:

		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
			Foreign		Foreign		Foreign
		Interest	currency	Interest	currency	Interest	currency
Acquisition		income	exchange gain	income	exchange gain	income	exchange gain
date	Location	recognized	(loss)	recognized	(loss)	recognized	(loss)
February 2010 (1)	Western U.S.	$(5,893,000)	N/A	$1,353,000	N/A	$9,288,000	N/A
December 2010	Western U.S.	257,000	N/A	1,732,000	N/A	42,000	N/A
April 2012	Western U.S.	2,898,000	N/A	—	N/A	—	N/A
August 2012	Ireland	96,000	482,000	—	—	—	—
November 2011	United Kingdom	8,045,000	2,529,000	1,400,000	(2,605,000)	—	—
December 2012	United Kingdom	—	(19,000)	—	—	—	—
August 2012	Western U.S.	871,000	N/A	—	N/A	—	N/A
November 2011	Western U.S.	149,000	N/A	194,000	N/A	—	N/A
		$6,423,000	$2,992,000	$4,679,000	$(2,605,000)	$9,330,000	$—

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(1) During the year ended December 31, 2012, Kennedy Wilson recognized a reduction in accretion in this loan pool due to an increase in the estimated resolution periods as well as foreclosures on certain underlying real estate collateral.